Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Event
Subsequent Events

12.Subsequent Events

IM Topco Equity Interest Transfer

On October 1, 2025, in accordance with the settlement agreement described in Note 2 and Note 11, Xcel transferred to WHP equity interests equal to 17.5% of the outstanding equity interests of IM Topco (which represented all of Xcel’s remaining equity interest in IM Topco) in exchange for (i) the release of the Company’s liability under a license agreement with IM Topco (see Note 10) and (ii) a capital appreciation right for the Company to receive 15% of the net consideration received by IM Topco and/or WHP in excess of $46 million in connection with any potential future capital transaction involving IM Topco which occurs on or before September 1, 2032.

Term Loan Debt Amendments

On October 7, 2025, the Company and certain of its subsidiaries and its lenders and FEAC Agent, LLC entered into a further amendment of the December 12, 2024 loan and security agreement, pursuant to which the (i) the agents and lenders (as defined in the loan and security agreement) consented to the transfer and the release of the termination of the pledge agreement and the release of the agents’ liens on the equity interests of IM Topco, LLC; (ii) the liquid asset covenant requirement was reduced to $1,000,000; and (iii) Xcel made a prepayment of $250,000 against the outstanding principal amount of Term Loan A, of which $140,000 was paid from the blocked account.

On November 18, 2025, the Company and certain of its subsidiaries and its lenders and FEAC Agent, LLC entered into the fourth amendment of the December 12, 2024 loan and security agreement, pursuant to which (i) the agents and lenders (as defined in the loan and security agreement) provided the Company with a limited waiver with respect to certain specified events of default, and also amended certain financial covenants related to the term loan agreement; (ii) the Company committed to make a prepayment of $3,250,000 on Term Loan A by February 20, 2026, along with the payment of an amendment fee of $450,000 (of which $125,000 is payable on December 5, 2025 and the remaining $325,000 will be due if the $3,250,000 principal amount of Term Loan A is not repaid on or prior to February 20, 2026); and (iii) the payment of the remaining principal balance on Term Loan A of $500,000 was changed to be due on December 31, 2026 which shall be held by IPX (See Note 10). In addition, upon the repayment of the $3.25 million of Term Loan A, the Company will have revised financial covenants. The minimum revenue requirement for the rolling 12 months ending December 31, 2025 will be $3.9 million and $1.7 million for the Included Subsidiaries and Halston, respectively, each as defined in the loan agreements. And after the Term Loan A payment is made, the minimum revenue requirement covenants shall remain at these levels for the duration of the loans and the minimum liquidity requirement shall be zero, which includes the lenders’ release of $1.0 million of restricted cash within the blocked account back to the Company.

Stock-based Awards

On October 30, 2025, the Company’s Board of Directors resolved that the Company shall grant of the following stock-based awards, subject to and conditioned upon stockholder approval of the proposal to increase the number of shares of common stock authorized for issuance under the 2021 Plan at the annual stockholder meeting scheduled to be held on December 3, 2025:

●options to purchase an aggregate of 113,500 shares of common stock to non-management directors, with exercise price to be equal to the last sale price of the common stock on the grant date and vesting determined by the Board of Directors or the Compensation Committee on the grant date;

●an aggregate of 39,583 shares of common stock to non-management directors, with vesting determined by the Board of Directors or the Compensation Committee on the grant date;

●25,000 and 20,000 shares of common stock to Mr. D’Loren and Mr. DiSanto, respectively, which shall be fully vested immediately upon grant; and

●options to purchase an aggregate of 340,200 shares of common stock to senior management, with vesting contingent upon the Company’s common stock achieving certain specified target prices and the exercise price to be equal to the last sale price of the common stock on the grant date. The vesting of 97,500 options shall occur if the stock price reaches $3.00 per share; 81,500 options shall vest if the stock price reaches $5.00 per share; 67,000 options shall vest if the stock price reaches $7.00 per share; 54,200 options shall vest if the stock price reaches $9.00 per share; and 40,000 options shall vest if the stock price reaches $11.00 per share.

12.Subsequent Events

IM Topco Equity Transfer Event

On January 31, 2025, in accordance with the terms of the amended membership purchase agreement between Xcel and WHP (see Note 9 for additional details), WHP became contractually entitled to receive from Xcel equity interests in IM Topco equal to 12.5% of the total outstanding equity interests of IM Topco. On April 15, 2025, such equity interests were transferred to WHP.

Shares Issued to Executives

On January 31, 2025, the Company issued an aggregate of 4,582 shares of common stock to executives, in accordance with the terms of the amended employment agreements with Mr. D’Loren and Mr. Burroughs (see Note 7 for details).

On February 28, 2025, the Company issued an aggregate of 6,854 shares of common stock to executives, in accordance with the terms of the amended employment agreements with Mr. D’Loren and Mr. Burroughs (see Note 7 for details).

On March 31, 2025, the Company issued an aggregate of 6,874 shares of common stock to executives, in accordance with the terms of the amended employment agreements with Mr. D’Loren and Mr. Burroughs (see Note 7 for details).

On April 30, 2025, the Company issued an aggregate of 8,917 shares of common stock to executives, in accordance with the terms of the amended employment agreements with Mr. D’Loren and Mr. Burroughs (see Note 7 for details).

Reverse Stock Split

At a special meeting of the Company’s stockholders on March 12, 2025, the stockholders approved a proposal granting the Company’s Board of Directors the discretion to effect a reverse stock split of the Company’s issued and outstanding common stock at a ratio in the range of 1-for-2 to 1-for-10, with such ratio to be determined by the Chairman of the Company’s Board of Directors. Following the special meeting, the Chairman of the Company’s Board of Directors approved a final split ratio of 1-for-10 (the “Reverse Stock Split”).

Subsequently, the Company filed with the Delaware Secretary of State a Certificate of Amendment to the Company’s Amended and Restated Certificate of Incorporation, which became effective at 5:00 p.m. on March 24, 2025, to effect such Reverse Stock Split. As a result of the Reverse Stock Split, every ten (10) shares (the “Reverse Stock Split Number”) of issued and outstanding Common Stock was automatically combined into one (1) issued and outstanding share of common stock, without any change in the par value per share. No fractional shares were issued as a result of the Reverse Stock Split. Instead, stockholders who otherwise would have been entitled to receive fractional shares were entitled to receive a cash payment (without interest and subject to applicable withholding taxes) in lieu of such fractional shares equal to the fraction of a share of common stock to which such stockholder would otherwise be entitled multiplied by (i) the closing price per share of the common stock on the Nasdaq Capital Market at the close of business on the trading day preceding the date of the Certificate of Amendment, multiplied by (ii) the Reverse Stock Split Number. The aggregate number of fractional shares resulting from the Reverse Stock Split was 1,120 shares of common stock (or 112 shares on a pre-Reverse Stock Split basis); the aggregate cash payments made to stockholders in lieu of fractional shares was less than $1,000. Immediately prior to the Reverse Stock Split there were 23,796,200 shares of common stock outstanding; immediately following the Reverse Stock Split there were 2,379,508 shares of common stock outstanding.

The shares of common stock underlying the Company’s outstanding stock options and warrants were also proportionately adjusted along with corresponding adjustments to their exercise prices.

All share and per share amounts presented in these consolidated financial statements and accompanying notes, including but not limited to shares issued and outstanding, earnings/(loss) per share, and warrants and options, as well as the dollar amounts of common stock and paid-in capital, have been retroactively adjusted for all periods presented in order to reflect this change in capital structure.

April 2025 Debt Refinancing

On April 21, 2025, the Company and its lenders and FEAC Agent, LLC entered into an amendment of the December 12, 2024 loan and security agreement, which provided for $1.5 million repayment of the $3.95 million Term Loan A and an additional Term Loan B in the amount of $5.12 million. The term loans outstanding after giving effect to the April 21, 2025 amendment and the application of the proceeds of the additional Term Loan B are as follows: (1) Term Loan A in the amount of $2.45 million, (2) Term Loan B in the amount of $9.12 million, and (3) Delayed Draw Term Loan in the amount of $2.05 million. The proceeds from the additional Term Loan B were used to repay a portion of Term Loan A, as well as to pay fees, costs, and expenses incurred in connection with entering into the April 21, 2025 amendment, and the balance will be used for working capital purposes.

Within 30 days after April 21, 2025, the outstanding principal amount of the Term Loan A shall be repaid, on a pro rata basis in an aggregate amount equal to $500,000. Principal on the Term Loan A is payable on a pro rata basis in quarterly installments of $250,000 on each of March 31, June 30, September 30, and December 31 of each year, commencing on March 31, 2026, with the unpaid balance due on the maturity date of December 12, 2028. Principal on the Term Loan B is payable on the maturity date of December 12, 2028.

From and after April 21, 2025, interest on each Term Loan A accrues at an annual rate equal to the secured overnight financing rate as administered by the Federal Reserve Bank of New York for an interest period equal to three months, subject to a 2.0% floor, plus 8.5%. From and after April 21, 2025, interest on each Term Loan B accrues at an annual rate equal to the secured overnight financing rate as administered by the Federal Reserve Bank of New York for an interest period equal to three months, subject to a 2.0% floor, plus 6.5%. From and after April 21, 2025 through March 31, 2027, interest on the Term Loan B will be paid in-kind by being capitalized and added to the principal amount of the Term Loan B at the end of each calendar month.

The Term Loans are guaranteed by certain direct and indirect subsidiaries of the Company, and are secured by all of the assets of the Company and such subsidiaries. The April 21, 2025 amendment contains various customary financial covenants and reporting requirements, as specified and defined therein. As of the date of this Registration Statement, the Company is in compliance with all applicable covenants.

In connection with this refinancing transaction, UTG Capital, Inc., a Delaware corporation (“UTG”), purchased a 100% undivided, participation interest in Term Loan B for a purchase price of $9.12 million and received warrants entitling it to purchase 1,107,457 warrants shares of the Company. Such warrants are exercisable for a period of seven years from the date of issuance, at specified exercise prices ranging from $6.60 per share to $17.50 per share.

Additionally, the Company also issued warrants to purchase 30,000 shares of common stock to Restore Capital (EQ-W), LLC (“Restore”), another of the lenders, and amended warrants to purchase an aggregate of 107,333 shares of common stock held by Restore and warrants previously issued to warrants of FEAC Agent, LLC.

Also in connection with this refinancing transaction, IPX’s participation in Term Loan B was repaid and IPX purchased a $500,000 undivided, last-out, subordinated participation interest in Term Loan A.

Further, on April 21, 2025, each of Robert D’Loren, Chairman and Chief Executive Officer of the Company, Seth Burroughs, Executive Vice President of the Company, and Mark D. Santo, a director of the Company, entered into a Support Agreement whereby each individual agreed to vote in favor of any proposal to approve the issuance of the shares of common stock issuable upon exercise of the warrants issued to UTG as described above and the other warrants referred to above, in accordance with applicable Nasdaq rules.